CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (Q3) - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 17, 2018	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jun. 17, 2018	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ (2,087)	$ 0	(209,108,463)	0	(209,110,550)
Change in common stock subject to possible redemption (in shares)	(20,869,316)	0
Net income (loss)	$ 0	$ 0	0	307,638	307,638
Balance at Dec. 31, 2018	$ 118	$ 551	4,691,701	307,638	5,000,008
Balance (in shares) at Dec. 31, 2018	1,182,761	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 1	$ 0	(790,261)	0	(790,260)
Change in common stock subject to possible redemption (in shares)	4,424	0
Net income (loss)	$ 0	$ 0	0	790,254	790,254
Balance at Mar. 31, 2019	$ 119	$ 551	3,901,440	1,097,892	5,000,002
Balance (in shares) at Mar. 31, 2019	1,187,185	5,513,019
Balance at Dec. 31, 2018	$ 118	$ 551	4,691,701	307,638	5,000,008
Balance (in shares) at Dec. 31, 2018	1,182,761	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					2,448,343
Balance at Sep. 30, 2019	$ 119	$ 551	2,243,350	2,755,981	5,000,001
Balance (in shares) at Sep. 30, 2019	1,185,815	5,513,019
Balance at Dec. 31, 2018	$ 118	$ 551	4,691,701	307,638	5,000,008
Balance (in shares) at Dec. 31, 2018	1,182,761	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reversal of offering costs	$ 0	$ 0	25,000	0	25,000
Change in common stock subject to possible redemption	$ 3	$ 0	(2,897,893)	0	(2,897,890)
Change in common stock subject to possible redemption (in shares)	22,862	0
Net income (loss)	$ 0	$ 0	0	2,872,889	2,872,889
Balance at Dec. 31, 2019	$ 121	$ 551	1,818,808	3,180,527	5,000,007
Balance (in shares) at Dec. 31, 2019	1,205,623	5,513,019
Balance at Mar. 31, 2019	$ 119	$ 551	3,901,440	1,097,892	5,000,002
Balance (in shares) at Mar. 31, 2019	1,187,185	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 0	$ 0	(842,930)	0	(842,930)
Change in common stock subject to possible redemption (in shares)	(825)	0
Net income (loss)	$ 0	$ 0	0	842,931	842,931
Balance at Jun. 30, 2019	$ 119	$ 551	3,058,510	1,940,823	5,000,003
Balance (in shares) at Jun. 30, 2019	1,186,360	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reversal of offering costs	$ 0	$ 0	25,000	0	25,000
Change in common stock subject to possible redemption	$ 0	$ 0	(840,160)	0	(840,160)
Change in common stock subject to possible redemption (in shares)	(545)	0
Net income (loss)	$ 0	$ 0	0	815,158	815,158
Balance at Sep. 30, 2019	$ 119	$ 551	2,243,350	2,755,981	5,000,001
Balance (in shares) at Sep. 30, 2019	1,185,815	5,513,019
Balance at Dec. 31, 2019	$ 121	$ 551	1,818,808	3,180,527	5,000,007
Balance (in shares) at Dec. 31, 2019	1,205,623	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 0	$ 0	(365,240)	0	(365,240)
Change in common stock subject to possible redemption (in shares)	5,072	0
Net income (loss)	$ 0	$ 0	0	365,235	365,235
Balance at Mar. 31, 2020	$ 121	$ 551	1,453,568	3,545,762	5,000,002
Balance (in shares) at Mar. 31, 2020	1,210,695	5,513,019
Balance at Dec. 31, 2019	$ 121	$ 551	1,818,808	3,180,527	5,000,007
Balance (in shares) at Dec. 31, 2019	1,205,623	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(671,595)
Balance at Sep. 30, 2020	$ 146	$ 551	2,490,372	2,508,932	5,000,001
Balance (in shares) at Sep. 30, 2020	1,454,178	5,513,019
Balance at Mar. 31, 2020	$ 121	$ 551	1,453,568	3,545,762	5,000,002
Balance (in shares) at Mar. 31, 2020	1,210,695	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 10	$ 0	418,919	0	418,929
Change in common stock subject to possible redemption (in shares)	90,906	0
Net income (loss)	$ 0	$ 0	0	(418,925)	(418,925)
Balance at Jun. 30, 2020	$ 131	$ 551	1,872,487	3,126,837	5,000,006
Balance (in shares) at Jun. 30, 2020	1,301,601	5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 15	$ 0	617,885	0	617,900
Change in common stock subject to possible redemption (in shares)	152,577	0
Net income (loss)	$ 0	$ 0	0	(617,905)	(617,905)
Balance at Sep. 30, 2020	$ 146	$ 551	$ 2,490,372	$ 2,508,932	$ 5,000,001
Balance (in shares) at Sep. 30, 2020	1,454,178	5,513,019